Investment Portfolio - July 31, 2026

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS - 100.9%

Communication Services - 5.2%
Diversified Telecommunication Services - 3.0%
Comcast Corp. - Class A	86,906	$2,082,267
Verizon Communications, Inc.	39,222	1,835,982
		3,918,249
Entertainment - 0.2%
Warner Music Group Corp. - Class A	11,452	297,294
Media - 0.7%
Omnicom Group, Inc.	10,681	840,595
Wireless Telecommunication Services - 1.3%
T-Mobile U.S., Inc.	9,835	1,698,603
Total Communication Services		6,754,741
Consumer Discretionary - 3.7%
Distributors - 0.4%
Genuine Parts Co.	4,028	500,962
Hotels, Restaurants & Leisure - 0.6%
Las Vegas Sands Corp.	16,643	813,676
Household Durables - 0.6%
DR Horton, Inc.	2,072	296,420
Lennar Corp. - Class A	6,010	494,924
		791,344
Leisure Products - 0.1%
Hasbro, Inc.	1,914	179,801
Specialty Retail - 2.0%
Best Buy Co., Inc.	7,589	654,627
Dick’s Sporting Goods, Inc.	1,749	342,647
The Home Depot, Inc.	3,127	1,038,039
Williams-Sonoma, Inc.	2,083	476,299
		2,511,612
Total Consumer Discretionary		4,797,395
Consumer Staples - 6.5%
Beverages - 1.1%
Brown-Forman Corp. - Class B	17,093	491,082
Constellation Brands, Inc. - Class A	5,084	662,089
Keurig Dr Pepper, Inc.	9,714	302,300
		1,455,471
Consumer Staples Distribution & Retail - 1.3%
The Kroger Co.	10,274	593,221
Sysco Corp.	7,528	641,687
Target Corp.	3,440	497,045
		1,731,953
Food Products - 2.2%
General Mills, Inc.	9,898	353,854
The J.M. Smucker Co.	1,378	164,340
The Kraft Heinz Co.	20,424	527,960
Mondelez International, Inc. - Class A	14,975	933,092
Tyson Foods, Inc. - Class A	13,764	797,762
		2,777,008
	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Household Products - 1.9%
The Clorox Co.	1,619	$154,663
Colgate-Palmolive Co.	10,965	1,001,105
Kimberly-Clark Corp.	2,652	289,890
The Procter & Gamble Co.	6,541	945,109
		2,390,767
Total Consumer Staples		8,355,199
Energy - 12.7%
Energy Equipment & Services - 2.2%
Baker Hughes Co.	14,749	892,167
Halliburton Co.	15,787	509,131
SLB Ltd.	28,502	1,413,414
		2,814,712
Oil, Gas & Consumable Fuels - 10.5%
APA Corp.	4,511	168,351
ConocoPhillips	25,737	3,100,794
Devon Energy Corp.	27,165	1,225,956
EOG Resources, Inc.	14,600	2,170,874
EQT Corp.	6,110	325,602
Expand Energy Corp.	5,231	491,871
ExxonMobil Holdings Corp.	16,932	2,631,910
Marathon Petroleum Corp.	4,434	1,403,228
Occidental Petroleum Corp.	15,917	908,383
Permian Resources Corp. - Class A	16,629	354,364
Valero Energy Corp.	2,432	760,973
		13,542,306
Total Energy		16,357,018
Financials - 27.2%
Banks - 17.3%
Bank of America Corp.	38,868	2,407,873
Citigroup, Inc.	34,355	4,550,320
East West Bancorp, Inc.	5,840	765,040
Fifth Third Bancorp	17,952	1,014,288
Huntington Bancshares, Inc.	61,980	1,056,139
JPMorgan Chase & Co.	3,457	1,216,138
KeyCorp	20,111	454,307
M&T Bank Corp.	1,319	324,856
The PNC Financial Services Group, Inc.	7,153	1,787,320
Regions Financial Corp.	33,144	1,025,807
Truist Financial Corp.	34,728	1,800,300
U.S. Bancorp	38,819	2,445,985
Wells Fargo & Co.	38,551	3,332,734
Wintrust Financial Corp.	882	140,714
		22,321,821
Insurance - 9.9%
The Allstate Corp.	7,798	2,059,296
American International Group, Inc.	4,407	346,302
Chubb Ltd.	6,952	2,437,927
Cincinnati Financial Corp.	4,314	766,512
Everest Group Ltd.	1,372	513,334

Investment Portfolio - July 31, 2026

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Insurance (continued)
The Hartford Insurance Group, Inc.	9,278	$1,316,641
The Progressive Corp.	10,708	2,263,885
The Travelers Companies, Inc.	5,633	2,108,770
W. R. Berkley Corp.	13,859	1,005,332
		12,817,999
Total Financials		35,139,820
Health Care - 21.8%
Biotechnology - 4.4%
AbbVie, Inc.	5,142	1,290,334
Amgen, Inc.	2,774	1,068,434
Gilead Sciences, Inc.	25,073	3,264,755
		5,623,523
Health Care Equipment & Supplies - 2.0%
Becton Dickinson & Co.	8,292	1,373,321
Medtronic plc	14,350	1,225,347
		2,598,668
Health Care Providers & Services - 7.0%
The Cigna Group	3,631	1,013,230
CVS Health Corp.	14,104	1,472,881
Elevance Health, Inc.	4,665	1,753,294
Humana, Inc.	2,039	741,910
Quest Diagnostics, Inc.	2,058	479,535
UnitedHealth Group, Inc.	8,798	3,645,891
		9,106,741
Pharmaceuticals - 8.4%
Bristol-Myers Squibb Co.	44,981	2,937,709
Merck & Co., Inc.	38,435	5,004,237
Pfizer, Inc.	92,676	2,317,827
Viatris, Inc.	35,794	628,542
		10,888,315
Total Health Care		28,217,247
Industrials - 12.2%
Aerospace & Defense - 0.9%
General Dynamics Corp.	1,756	673,286
Northrop Grumman Corp.	1,038	563,094
		1,236,380
Air Freight & Logistics - 1.7%
Expeditors International of Washington, Inc.	1,378	231,353
FedEx Corp.	6,271	1,927,705
		2,159,058
Building Products - 1.5%
Allegion plc	1,143	179,908
Carlisle Companies, Inc.	905	325,727
Carrier Global Corp.	12,547	775,530
Masco Corp.	6,468	462,333
	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Building Products (continued)
Owens Corning	1,113	$154,596
		1,898,094
Electrical Equipment - 0.8%
Emerson Electric Co.	7,091	1,062,374
Industrial Conglomerates - 1.9%
3M Co.	6,661	1,174,201
Honeywell International, Inc.	5,483	1,332,643
		2,506,844
Machinery - 3.1%
CNH Industrial N.V.	28,450	291,612
Cummins, Inc.	1,654	1,048,967
Dover Corp.	1,288	263,550
Graco, Inc.	2,105	167,095
IDEX Corp.	1,508	347,519
Illinois Tool Works, Inc.	1,986	569,883
Snap-on, Inc.	2,081	854,063
Xylem, Inc.	4,139	484,139
		4,026,828
Professional Services - 2.0%
Automatic Data Processing, Inc.	4,738	1,262,487
Booz Allen Hamilton Holding Corp.	1,411	98,375
Broadridge Financial Solutions, Inc.	1,140	175,503
Equifax, Inc.	1,253	216,293
SS&C Technologies Holdings, Inc.	10,187	784,908
		2,537,566
Trading Companies & Distributors - 0.3%
Ferguson Enterprises, Inc.	1,648	386,176
Total Industrials		15,813,320
Information Technology - 6.6%
Electronic Equipment, Instruments & Components - 0.8%
CDW Corp.	5,467	808,077
TD SYNNEX Corp.	986	252,120
		1,060,197
IT Services - 1.7%
Accenture plc - Class A (Ireland)	9,114	1,512,195
Cognizant Technology Solutions Corp. - Class A	12,246	677,816
		2,190,011
Semiconductors & Semiconductor Equipment - 2.0%
QUALCOMM, Inc.	17,464	2,577,861
Software - 0.1%
Gen Digital, Inc.	7,399	203,103
Technology Hardware, Storage & Peripherals - 2.0%
Dell Technologies, Inc. - Class C	3,338	1,353,125
HP, Inc.	17,873	487,397

Investment Portfolio - July 31, 2026

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Technology Hardware, Storage & Peripherals (continued)
NetApp, Inc.	3,931	$701,683
		2,542,205
Total Information Technology		8,573,377
Materials - 5.0%
Chemicals - 2.2%
CF Industries Holdings, Inc.	5,023	628,829
International Flavors & Fragrances, Inc.	10,486	830,701
PPG Industries, Inc.	8,375	925,605
RPM International, Inc.	4,367	467,575
		2,852,710
Containers & Packaging - 2.0%
Avery Dennison Corp.	2,771	470,322
Ball Corp.	6,094	395,500
Packaging Corp. of America	2,790	685,894
Smurfit Westrock plc	21,180	973,644
		2,525,360
Metals & Mining - 0.8%
Freeport-McMoRan, Inc.	10,004	626,551
Reliance, Inc.	974	395,541
		1,022,092
Total Materials		6,400,162
TOTAL COMMON STOCKS
(Identified Cost $111,473,774)		130,408,279

SHORT-TERM INVESTMENT - 0.2%

BNY Dreyfus Government Cash Management, Institutional Shares, 3.56%[1]
(Identified Cost $229,269)	229,269	229,269

TOTAL INVESTMENTS - 101.1%
(Identified Cost $111,703,043)		130,637,548
LIABILITIES, LESS OTHER ASSETS - (1.1%)		(1,447,115)
NET ASSETS - 100%		$129,190,433

1Rate shown is the current yield as of July 31, 2026.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Investment Portfolio - July 31, 2026

(unaudited)

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2026 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$6,754,741	$6,754,741	$—	$—
Consumer Discretionary	4,797,395	4,797,395	—	—
Consumer Staples	8,355,199	8,355,199	—	—
Energy	16,357,018	16,357,018	—	—
Financials	35,139,820	35,139,820	—	—
Health Care	28,217,247	28,217,247	—	—
Industrials	15,813,320	15,813,320	—	—
Information Technology	8,573,377	8,573,377	—	—
Materials	6,400,162	6,400,162	—	—
Short-Term Investment	229,269	229,269	—	—
Total assets	$130,637,548	$130,637,548	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2025 or July 31, 2026.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

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